Preparation basis (Details Textuals) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Company's subsidiaries
Inflation adjustment	R$ 5,174	R$ 2,993	R$ 65
Rodati Services S.A. | Argentina
Company's subsidiaries
Period of cumulative inflation in hyperinflationary economy	5 years
Rodati Services S.A. | Argentina | Minimum
Company's subsidiaries
Percentage of cumulative inflation in hyperinflationary economy	1